Goodwill And Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
Changes in the carrying amount of goodwill are as follows:

(In millions of dollars)	2017	2016
Balance as of January 1, as reported	$8,369	$7,889
Goodwill acquired	551	556
Other adjustments(a)	169	(76)
Balance at December 31,	$9,089	$8,369

(a) Primarily due to the impact of foreign exchange in both years.

Schedule of Finite-Lived Intangible Assets
The gross cost and accumulated amortization at December 31, 2017 and 2016 are as follows:

(In millions of dollars)	2017			2016
	Gross Cost	Accumulated Amortization	Net Carrying Amount	Gross Cost	Accumulated Amortization	Net Carrying Amount
Client relationships	$1,672	$518	$1,154	$1,390	$392	$998
Other (a)	234	114	120	204	76	128
Amortized intangibles	$1,906	$632	$1,274	$1,594	$468	$1,126

(a) Primarily non-compete agreements, trade names and developed technology

Estimated Future Aggregate Amortization Expense	The estimated future aggregate amortization expense is as follows:

For the Years Ending December 31,
(In millions of dollars)
2018	$180
2019	170
2020	149
2021	139
2022	125
Subsequent years	511
$1,274